Segment reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net revenues:
Revenues		¥ 4,288,868	$ 623,791	¥ 5,816,832	¥ 6,277,183
Operating income/(loss):
Operating Expenses		1,361,583	198,034	1,327,773	1,620,031
Operating Income (Loss)		(270,910)	(39,401)	(38,225)	132,255
Income/(loss) before tax		127,395	$ 18,531	(13,200)	181,786
Operating Segments [Member]
Operating income/(loss):
Operating Expenses		(270,910)		(38,225)	132,255
Operating Income (Loss)		(270,910)		(38,225)	132,255
Total other income, net		398,305		25,025	49,531
Operating Segments [Member] | E Commerce [Member]
Net revenues:
Revenues		3,427,289		5,768,243	6,277,183
Operating income/(loss):
Operating Expenses		(307,959)		95,012	132,255
Operating Segments [Member] | New Business [Member]
Net revenues:
Revenues		879,179		73,732	0
Operating income/(loss):
Operating Expenses		37,049		(133,237)	0
Operating Segments [Member] | Inter Segment [Member]
Net revenues:
Revenues	[1]	(17,600)		(25,143)	0
Operating income/(loss):
Operating Expenses	[1]	¥ 0		¥ 0	¥ 0

[1]	The inter-segment eliminations mainly consist of revenues related to research and development services and warehouse services provided by E-commerce to New Businesses.